Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data
Quarterly Financial Data (Unaudited)
21.	Quarterly Financial Data (Unaudited)

	Interest	Net Interest	Net
2011	Income	Income	Income	Basic	Diluted

	(Dollars in thousands)
First Quarter	$5,999	$4,839	$1,413	$0.20	$0.20
Second Quarter	6,034	5,013	1,696	0.24	0.24
Third Quarter	5,985	5,039	956	0.14	0.14
Fourth Quarter	5,764	4,868	1,664	0.24	0.24

2010

First Quarter	$5,837	$4,281	$627	$0.09	$0.09
Second Quarter	5,924	4,448	814	0.11	0.11
Third Quarter	6,021	4,628	815	0.12	0.12
Fourth Quarter	5,997	4,742	1,505	0.21	0.21